Lease obligations (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease obligations
Year ending December 31, 2025	$ 77
2026	17
Total lease payments	94
Less: imputed interest	(2)
Total	$ 92	$ 214